Operating Leases	12 Months Ended
Dec. 31, 2020
Operating Leases
Operating Leases

7   Operating Leases

Leases are classified as operating leases or finance leases in accordance with ASC842. The Group has operating leases for office space that the Group utilizes under lease arrangements. For leases with terms greater than 12 months, the Group records the related assets and lease liability at the present value of lease payments over the terms. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate. As of the December 31, 2019 and 2020, the Group has no significant finance lease.

The components of lease expense for the years ended December 31, 2019 and 2020 were as follows:

	As of December 31,	As of December 31,
	2019	2020
	RMB	RMB
Operating lease cost	40,926	46,092
Lease cost for leases with terms less than one year	1,542	856
Total lease cost	42,468	46,948

For the year ended December 31, 2019 and 2020, there is no variable lease cost and sublease income recognized in the financial statements of the Group.

Maturities of lease liabilities were as follows:

As of December 31,
2020
RMB
2021	43,885
2022	30,278
2023	16,970
2024	8,040
2025 and thereafter	4,111
Total undiscounted lease payments	103,284
Less: imputed interest	(6,741)
Total lease liabilities	96,543

The following table provides a summary of the Group’s lease terms and discount rates for the years ended December 31, 2019 and 2020:

	As of December 31,	As of December 31,
	2019	2020
Weighted average remaining lease term(years)	2.40	2.77

Weighted average discount rate(percentage)	5.04%	4.88%

Supplemental information related to the Group’s operating leases for the year ended December 31, 2019 and 2020 are as follows:

	For the year ended December 31,	For the year ended December 31,
	2019	2020
Cash paid for operating leases	40,840	43,190
Right of use assets obtained in exchange for operating lease liabilities	38,407	81,663